World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2012

Dates Covered
Collections Period	10/01/12 - 10/31/12
Interest Accrual Period	10/15/12 - 11/14/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/12	393,313,784.26	29,113
Yield Supplement Overcollateralization Amount at 09/30/12	13,951,938.35	0

Receivables Balance at 09/30/12	407,265,722.61	29,113
Principal Payments	17,752,442.63	773
Defaulted Receivables	863,510.17	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/12	13,018,538.03	0

Pool Balance at 10/31/12	375,631,231.78	28,293

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,556,431.79	500
Past Due 61-90 days	1,374,663.16	99
Past Due 91 + days	182,685.27	16

Total	8,113,780.22	615

Total 31+ Delinquent as % Ending Pool Balance	2.16%

Recoveries	582,009.20

Aggregate Net Losses/(Gains) - October 2012	281,500.97

Overcollateralization Target Amount	22,537,873.91
Actual Overcollateralization	22,537,873.91

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	5.91%
Weighted Average Remaining Term	40.19

Flow of Funds	$ Amount

Collections	19,557,116.25
Advances	(16,399.76)
Investment Earnings on Cash Accounts	2,198.36
Servicing Fee	(339,388.10)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,203,526.75

Distributions of Available Funds
(1) Class A Interest	382,238.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	16,621,599.33
(9) Distribution to Certificateholders	2,102,019.98
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	19,203,526.75

Servicing Fee	339,388.10
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 10/15/12	369,714,957.20
Principal Paid	16,621,599.33
Note Balance @ 11/15/12	353,093,357.87

Class A-1
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-2
Note Balance @ 10/15/12	0.00
Principal Paid	0.00
Note Balance @ 11/15/12	0.00
Note Factor @ 11/15/12	0.0000000%

Class A-3
Note Balance @ 10/15/12	192,986,957.20
Principal Paid	16,621,599.33
Note Balance @ 11/15/12	176,365,357.87
Note Factor @ 11/15/12	82.8006375%

Class A-4
Note Balance @ 10/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	127,995,000.00
Note Factor @ 11/15/12	100.0000000%

Class B
Note Balance @ 10/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	24,366,000.00
Note Factor @ 11/15/12	100.0000000%

Class C
Note Balance @ 10/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 11/15/12	24,367,000.00
Note Factor @ 11/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	479,907.44
Total Principal Paid	16,621,599.33

Total Paid	17,101,506.77

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	178,512.94
Principal Paid	16,621,599.33

Total Paid to A-3 Holders	16,800,112.27

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6008396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8100872

Total Distribution Amount	21.4109268

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8380889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	78.0356776

Total A-3 Distribution Amount	78.8737665

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 09/30/12	84,319.34
Balance as of 10/31/12	67,919.58
Change	(16,399.76)

Reserve Account
Balance as of 10/15/12	2,064,965.17
Investment Earnings	245.28
Investment Earnings Paid	(245.28)
Deposit/(Withdrawal)	—
Balance as of 11/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17